BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2015
Borrowings [Abstract]
Contratual Maturities of Borrowings
The contractual maturities of borrowings, by year, at December 31, 2015 are as follows:

	FHLB Advances	Subordinated Debt	Total
	(Dollars in Thousands)
2016	$53,034	$—	$53,034
2017(1)	56,328	—	56,328
2018(2)	44,500	—	44,500
2019(3)	32,000	—	32,000
2020(4)	27,500	—	27,500
Thereafter (5)	21,233	8,248	29,481
Total	$234,595	$8,248	$242,843
Weighted average rate	1.50%	2.21%	1.52%

(1) Includes FHLB advances of $21.5 million that are callable during 2016.
(2) Includes an FHLB advance of $4.0 million that is callable during 2016.
(3) Includes FHLB advances of $10.0 million that are callable during 2016.
(4) Includes an FHLB advance of $3.0 million that are callable during 2017.
(5) Includes an FHLB advance of $6.0 million that are callable during 2020.